UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             Maurice Lazenby, III
Address:          CSX Capital Management, Inc.
                  500 Water St. J-110
                  Jacksonville, FL  32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Maurice Lazenby, III
Title:            President
Phone:            (904) 359.1339

Signature, Place, and Date of Signing

/s/Maurice Lazenby, III         Jacksonville, FL          June 30, 2003
-----------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $104,603,387


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

2nd Quarter - 6/30/03       Form 13F INFORMATION TABLE


                                                                                                    Voting Authority Shares
                                                                                                      -----------------------
                                                         Shares or  Share/ PUT/    Invest.     Other
Name of Issuer        Title of Class  CUSIP     Value    Prin Amt    PRN   CALL  Discretion    Mgrs.    Sole     Shared    None
--------------        --------------  -----     ------   ---------  -----  ----  -----------   -----    ----     ------    ----
AVERY DENNISON CORP COM     Common   53611109  1,757,000    35,000                  Sole                35,000
BELLSOUTH CORP COM          Common   79860102  2,663,000   100,000                  Sole               100,000
BRISTOL MYERS SQUIBB CO COM Common  110122108  3,054,375   112,500                  Sole               112,500
CATERPILLER INC COM         Common  149123101  4,146,670    74,500                  Sole                74,500
CHEVRON TEXACO CORP         Common  166764100  3,610,000    50,000                  Sole                50,000
CHUBB CORP                  Common  171232101  3,600,000    60,000                  Sole                60,000
CONAGRA FOOD INC            Common  205887102    944,000    40,000                  Sole                40,000
CONOCO PHILLIPS             Common  20825C104  3,221,637    58,789                  Sole                58,789
DEERE & CO                  Common  244199105  2,285,000    50,000                  Sole                50,000
EATON CORP                  Common  278058102  1,572,200    20,000                  Sole                20,000
ELECTRA DATA SYS CORP COM   Common  285661104  3,753,750   175,000                  Sole               175,000
EXXON MOBIL CORP COM        Common  30231G102  1,795,500    50,000                  Sole                50,000
FORTUNE BRANDS INC          Common  349631101  3,393,000    65,000                  Sole                65,000
GATX CORP                   Common  361448103  1,144,500    70,000                  Sole                70,000
GENUINE PT CO               Common  372460105  3,201,000   100,000                  Sole               100,000
HEWLETT-PACKARD CO          Common  428236103  4,260,000   200,000                  Sole               200,000
INTL BUSINESS MACH CORP COM Common  459200101  2,062,500    25,000                  Sole                25,000
INTL PAPER CO COM           Common  460146103  2,661,885    74,500                  Sole                74,500
MORGAN J P CHASE & CO       Common  46625H100  2,392,600    70,000                  Sole                70,000
KERR MCGEE CORP COM         Common  492386107  3,360,000    75,000                  Sole                75,000
KIMBERLY-CLARK CORP         Common  494368103  3,780,150    72,500                  Sole                72,500
LINCOLN NATIONAL            Common  534187109  2,672,250    75,000                  Sole                75,000
MARSH & MC LENNAN CO'S INC  Common  571748102  3,830,250    75,000                  Sole                75,000
MAY DEPARTMENT STORES       Common  577778103  2,226,000   100,000                  Sole               100,000
MAYTAG CORP COM             Common  578592107  2,930,400   120,000                  Sole               120,000
MBNA CORP COM               Common  55262L100  2,084,000   100,000                  Sole               100,000
MERCK & COMPANY             Common   58933107  3,935,750    65,000                  Sole                65,000
NATL CY CORP                Common  635405103  3,810,715   116,500                  Sole               116,500
PITNEY BOWES INC COM        Common  724479100  3,937,025   102,500                  Sole               102,500
PPG IND INC COM             Common  693506107  2,537,000    50,000                  Sole                50,000
ROWAN CO INC COM            Common  779382100  2,240,000   100,000                  Sole               100,000
SBC COMMUNICATIONS INC.     Common  78387G103  2,555,000   100,000                  Sole               100,000
SOUTHTRUST CORP COM         Common  844730101  1,632,000    60,000                  Sole                60,000
UTD TECHNOLOGIES CORP COM   Common  913017109  3,293,595    46,500                  Sole                46,500
V F CORP COM                Common  918204108  3,159,210    93,000                  Sole                93,000
VERIZON COMMUNICATIONS COM  Common  92343V104  1,834,425    46,500                  Sole                46,500
WEYERHAEUSER CO             Common  962166104  3,267,000    60,500                  Sole                60,500
GRAND TOTAL                                  104,603,387 2,888,289                                   2,888,289